Capital Stock	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Capital Stock

Note 8 — Capital Stock

During the six months ended June 30, 2018, the Company sold and issued an aggregate of 795,333 shares of the Company’s common stock at $0.75 per share for gross proceeds of $596,500, $125,000 of which were received in July 2018. In addition, the Company received $200,000 pursuant to stock subscription agreements to purchase 266,667 shares of common stock at $0.75 per share, but the shares had not been issued as of August 24, 2018.

During the six months ended June 30, 2018, the Company issued an aggregate of 6,448 shares of the Company’s common stock in exchange for professional services valued at $4,836.